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                              DIRECTOR M ACCESS
                           SEPARATE ACCOUNT THREE
                 HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                             FILE NO. 333-119423

  SUPPLEMENT DATED NOVEMBER 14, 2005 TO THE PROSPECTUS DATED NOVEMBER 1, 2005

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            SUPPLEMENT DATED NOVEMBER 14, 2005 TO YOUR PROSPECTUS


The following corrects the disclosure in the Highlights Section of your prospectus:

Section I.(b) ("Initial Investment") is revised to reflect that the minimum initial investment is $10,000.


  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.


HV-5312